LOANS	12 Months Ended
Dec. 31, 2012
LOANS
LOANS

NOTE 3 - LOANS

The components of loans are as follows:

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$112,350,393	$115,540,320
Multi-family	42,203,212	39,481,726
Commercial	138,766,873	128,656,804
Construction and land	30,143,957	44,192,020
	323,464,435	327,870,870

Commercial business	71,251,082	48,676,963

Consumer:
Home equity	12,062,108	19,139,850
Automobile and other	1,462,909	1,414,711
	13,525,017	20,554,561

Total gross loans	408,240,534	397,102,394
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Deferred loan origination costs (fees), net	(50,610)	46,825
Allowance for loan losses	(5,944,585)	(7,789,262)

Loans, net	$394,868,626	$387,634,646

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership.  Changes in these loans for the years ended December 31, 2012 and 2011 are summarized as follows:

	Year Ended
	December 31,
	2012	2011
Balance, beginning of year	$19,402,842	$10,347,217
Additions	1,748,927	9,753,434
Repayments	(13,023,026)	(695,809)
Change in status of borrower	—	(2,000)

Balance, end of year	$8,128,743	$19,402,842

The loan portfolio includes a concentration of loans in commercial real estate amounting to approximately $138,767,000 and $128,657,000 as of December 31, 2012 and 2011, respectively.  The loans are expected to be repaid from cash flows or from proceeds from the sale of selected assets of the borrowers.  The concentration of credit within commercial real estate is taken into consideration by management in determining the allowance for loan losses.  The Company’s opinion as to the ultimate collectibility of these loans is subject to estimates regarding future cash flows from operations and the value of the property, real and personal, pledged as collateral.  These estimates are affected by changing economic conditions and the economic prospects of borrowers.

On occasion, the Company originates loans secured by single-family dwellings with loan to value ratios exceeding 90%.  The Company does not consider the level of such loans to be a significant concentration of credit as of December 31, 2012 or 2011.

The recorded investment in loans does not include accrued interest and loan origination fees due to immateriality.  The recorded investment in construction and land includes undisbursed commitments of $7,376,713 and $1,725,311 at December 31, 2012 and 2011, respectively.

The following tables present our past-due loans, segregated by class, as of December 31:

December 31, 2012

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$318,052	$577,608	$1,811,054	$2,706,714	$109,643,679	$112,350,393	$182,770
Multi-family	—	—	—	—	42,203,212	42,203,212	—
Commercial	638,330	—	535,402	1,173,732	137,593,141	138,766,873	—
Construction and land	—	—	375,418	375,418	29,768,539	30,143,957	—
	956,382	577,608	2,721,874	4,255,864	319,208,571	323,464,435	182,770

Commercial business	217,800	—	286,692	504,492	70,746,590	71,251,082	26,234

Consumer:
Home equity	48,383	34,980	49,090	132,453	11,929,655	12,062,108	—
Automobile and other	—	4,244	5,492	9,736	1,453,173	1,462,909	—
	48,383	39,224	54,582	142,189	13,382,828	13,525,017	—

Total	$1,222,565	$616,832	$3,063,148	$4,902,545	$403,337,989	$408,240,534	$209,004

December 31, 2011

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$679,214	$49,977	$946,915	$1,676,106	$113,864,214	$115,540,320	$404,984
Multi-family	—	—	235,837	235,837	39,245,889	39,481,726	—
Commercial	—	1,745,863	762,168	2,508,031	126,148,773	128,656,804	—
Construction and land	155,125	229,500	7,130,658	7,515,283	36,676,737	44,192,020	—
	834,339	2,025,340	9,075,578	11,935,257	315,935,613	327,870,870	404,984

Commercial business	202,874	126,674	193,697	523,245	48,153,718	48,676,963	—

Consumer:
Home equity	109,795	123,527	141,777	375,099	18,764,751	19,139,850	—
Automobile and other	—	—	—	—	1,414,711	1,414,711	—
	109,795	123,527	141,777	375,099	20,179,462	20,554,561	—

Total	$1,147,008	$2,275,541	$9,411,052	$12,833,601	$384,268,793	$397,102,394	$404,984

All loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, there is reasonable probability of loss of principal or collection of additional interest is deemed insufficient to warrant further accrual.  Generally, we place all loans 90 days or more past due on non-accrual status.  However, exceptions may occur when a loan is in process of renewal, but it has not yet been completed.  In addition, we may place any loan on non-accrual status if any part of it is classified as loss or if any part has been charged-off.  When a loan is placed on non-accrual status, total interest accrued and unpaid to date is reversed Subsequent payments are either applied to the outstanding principal balance or recorded as interest income, depending on the assessment of the ultimate collectability of the loan.

Year-end non-accrual loans, segregated by class, are as follows:

	At December 31,
	2012	2011
Real estate loans:
One-to-four family	$2,087,073	$1,203,351
Multi-family	3,005,771	1,119,696
Commercial	3,466,342	762,168
Construction and land	2,456,419	7,690,156
	11,015,605	10,775,371

Commercial business	260,458	249,695

Consumer:
Home equity	185,531	141,777
Automobile and other	9,735	—
	195,266	141,777
Total non-accrual loans	$11,471,329	$11,166,843

The following tables present the activity in the allowance for loan losses for the years ended December 31, 2012 and 2011.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

Year ended December 31, 2012

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$777,470	$(263,026)	$1,565	$331,276	$847,285
Multi-family	779,680	—	34,312	144,311	958,303
Commercial	1,157,114	(576,046)	235,354	451,659	1,268,081
Construction and land	3,934,573	(2,123,047)	21,541	(420,065)	1,413,002
	6,648,837	(2,962,119)	292,772	507,181	4,486,671

Commercial business	969,669	(649,749)	18,225	957,969	1,296,114

Consumer
Home equity	133,234	(92,056)	—	110,447	151,625
Automobile and other	37,522	(2,297)	547	(25,597)	10,175
	170,756	(94,353)	547	84,850	161,800

Total	$7,789,262	$(3,706,221)	$311,544	$1,550,000	$5,944,585

Year ended December 31, 2011

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,161,865	$(421,102)	$37,211	(504)	$777,470
Multi-family	299,964	(227,662)	—	707,378	779,680
Commercial	1,043,023	(378,921)	7,740	485,272	1,157,114
Construction and land	2,151,810	(1,753,982)	71,474	3,465,271	3,934,573
	4,656,662	(2,781,667)	116,425	4,657,417	6,648,837

Commercial business	868,572	(482,744)	22,294	561,547	969,669

Consumer
Home equity	193,756	(105,441)	—	44,919	133,234
Automobile and other	9,405	—	—	28,117	37,522
	203,161	(105,441)	—	73,036	170,756

Total	$5,728,395	$(3,369,852)	$138,719	$5,292,000	$7,789,262

The following tables separate the allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively as of December 31, 2012, and 2011:

December 31, 2012

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$210,336	$636,949	$847,285	$2,060,316	$110,290,077	$112,350,393
Multi-family	533,850	424,453	958,303	3,005,771	39,197,441	42,203,212
Commercial	34,812	1,233,269	1,268,081	3,237,893	135,528,980	138,766,873
Construction and land	—	1,413,002	1,413,002	2,456,419	27,687,538	30,143,957
	778,998	3,707,673	4,486,671	10,760,399	312,704,036	323,464,435

Commercial business	22,713	1,273,401	1,296,114	260,458	70,990,624	71,251,082

Consumer:
Home equity	28,117	123,508	151,625	185,531	11,876,577	12,062,108
Automobile and other	2,572	7,603	10,175	9,735	1,453,174	1,462,909
	30,689	131,111	161,800	195,266	13,329,751	13,525,017

Total	$832,400	$5,112,185	$5,944,585	$11,216,123	$397,024,411	$408,240,534

December 31, 2011

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$383,825	$393,645	$777,470	$2,531,092	$113,009,228	$115,540,320
Multi-family	356,260	423,420	779,680	3,640,570	35,841,156	39,481,726
Commercial	98,754	1,058,360	1,157,114	3,357,048	125,299,756	128,656,804
Construction and land	2,080,706	1,853,867	3,934,573	7,845,281	36,346,739	44,192,020
	2,919,545	3,729,292	6,648,837	17,373,991	310,496,879	327,870,870

Commercial business	161,786	807,883	969,669	1,563,746	47,113,217	48,676,963

Consumer:
Home equity	13,814	119,420	133,234	651,248	18,488,602	19,139,850
Automobile and other	—	37,522	37,522	—	1,414,711	1,414,711
	13,814	156,942	170,756	651,248	19,903,313	20,554,561

Total	$3,095,145	$4,694,117	$7,789,262	$19,588,985	$377,513,409	$397,102,394

Credit Quality Indicators:  As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt and comply with various terms of their loan agreements.  The Company considers current financial information, historical payment experience, credit documentation, public information and current economic trends.  Generally, all sizeable credits receive a financial review no less than annually to monitor and adjust, if necessary, the credit’s risk profile.  Credits classified as watch generally receive a review more frequently than annually.  The risk category of homogeneous loans such as consumer loans and smaller balance loans is evaluated when the loan becomes delinquent.  For special mention, substandard, and doubtful credit classifications, the frequency of review is increased to no less than quarterly in order to determine potential impact on credit loss estimates.

The Company categorizes loans into the following risk categories based on relevant information about the ability of borrowers to service their debt:

Pass - A pass asset is well protected by the current worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner.  Pass assets also include certain assets considered watch, which are still protected by the worth and paying capacity of the borrower but deserve closer attention and a higher level of credit monitoring.

Special Mention - A special mention asset has potential weaknesses that deserve management’s close attention.  The asset may also be subject to a weak or speculative market or to economic conditions, which may, in the future adversely affect the obligor.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date.  Special mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - A substandard asset is an asset with a well-defined weakness that jeopardizes repayment, in whole or in part, of the debt.  These credits are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged.   These assets are characterized by the distinct possibility that the institution will sustain some loss of principal and/or interest if the deficiencies are not corrected.  It is not necessary for a loan to have an identifiable loss potential in order to receive this rating.

Doubtful - An asset that has all the weaknesses inherent in the substandard classification, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable.  The possibility of loss is extremely likely, but it is not identified at this point due to pending factors.

Loss - An asset, or portion thereof, classified as loss is considered uncollectible and of such little value that its continuance on the Company’s books as an asset is not warranted.   This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery would occur.  As such, it is not practical or desirable to defer the write-off.  Therefore, there is no balance to report at December 31, 2012 or 2011.

The following tables present our credit quality indicators, segregated by class, as of December 31, 2012, and 2011:

December 31, 2012

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$108,197,672	$1,882,095	$1,763,954	$506,672	$112,350,393
Multi-family	36,428,424	2,769,017	3,005,771	—	42,203,212
Commercial	121,242,335	11,221,414	6,303,124	—	138,766,873
Construction and land	26,808,635	120,699	2,839,205	375,418	30,143,957
	292,677,066	15,993,225	13,912,054	882,090	323,464,435

Commercial business	70,155,966	834,657	257,897	2,562	71,251,082

Consumer:
Home equity	11,840,875	35,703	185,530	—	12,062,108
Automobile and other	1,453,175	—	4,243	5,491	1,462,909
	13,294,050	35,703	189,773	5,491	13,525,017

Total	$376,127,082	$16,863,585	$14,359,724	$890,143	$408,240,534

December 31, 2011

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$111,752,817	$1,245,332	$2,126,651	$415,520	$115,540,320
Multi-family	35,841,156	—	3,640,570	—	39,481,726
Commercial	117,634,711	3,856,453	7,061,405	104,235	128,656,804
Construction and land	25,903,980	950,000	17,338,040	—	44,192,020
	291,132,664	6,051,785	30,166,666	519,755	327,870,870

Commercial business	44,805,581	474,961	3,396,421	—	48,676,963

Consumer:
Home equity	17,980,458	471,386	688,006	—	19,139,850
Automobile and other	1,411,319	—	3,392	—	1,414,711
	19,391,777	471,386	691,398	—	20,554,561

Total	$355,330,022	$6,998,132	$34,254,485	$519,755	$397,102,394

The following tables provide details of impaired loans, segregated by class, as of and for periods indicated.  The unpaid contractual balance represents the recorded balance prior to any partial charge-offs.  The recorded investment represents customer balances net of any partial charge-offs recognized on the loans.

	As of December 31, 2012			As of December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$494,195	$494,195	$—	$799,309	$799,309	$—
Multi-family	367,883	215,963	—	387,757	235,837	—
Commercial	3,015,172	2,702,491	—	1,954,587	1,954,587	—
Construction and land	4,480,653	2,456,419	—	2,227,340	1,976,340	—
	8,357,903	5,869,068	—	5,368,993	4,966,073	—

Commercial business	2,562	2,562	—	270,304	270,304	—

Consumer:
Home equity	157,413	157,413	—	637,433	637,434	—
Subtotal	$8,517,878	$6,029,043	$—	$6,276,730	$5,873,811	$—

With an allowance recorded:
Real estate loans:
One-to-four family	$1,566,121	$1,566,121	$210,336	$1,731,783	$1,731,783	$383,825
Multi-family	2,789,808	2,789,808	533,849	3,404,733	3,404,733	356,260
Commercial	535,402	535,402	34,812	1,402,461	1,402,461	98,754
Construction and land	—	—	—	6,799,046	5,868,941	2,080,706
	4,891,331	4,891,331	778,997	13,338,023	12,407,918	2,919,545

Commercial business	257,896	257,896	22,713	1,293,442	1,293,442	161,786

Consumer:
Home equity	28,118	28,118	28,118	13,814	13,814	13,814
Automobile and other	9,735	9,735	2,572	—	—	—
	37,853	37,853	30,690	13,814	13,814	13,814
Subtotal	5,187,080	5,187,080	832,400	14,645,279	13,715,174	3,095,145
Total	$13,704,958	$11,216,123	$832,400	$20,922,009	$19,588,985	$3,095,145

	For the year ended December 31, 2012			For the year ended December 31, 2011
	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$825,566	$8,634	$—	$1,556,530	$33,329	$5,193
Multi-family	180,524	—	—	2,190,031	88,194	3,995
Commercial	2,045,209	—	—	3,226,800	179,230	2,012
Construction and land	2,171,336	10,322	—	3,837,418	3,876	—
	5,222,635	18,956	—	10,810,779	304,629	11,200

Commercial business	142,047	925	—	460,871	13,465	—

Consumer:
Home equity	241,267	—	—	583,781	21,051	—
Automobile and other	688	—	—	—	—	—
	241,955	—	—	583,781	21,051	—
Subtotal	$5,606,637	$19,881	$—	$11,855,431	$339,145	$11,200

With an allowance recorded:
Real estate loans:
One-to-four family	$986,926	$604	$—	$1,114,300	$3,144	$—
Multi-family	3,201,616	27,971	—	1,790,613	19,853	—
Commercial	1,404,895	8,000	—	619,241	38,585	4,827
Construction and land	2,345,953	3,746	—	3,003,567	—	—
	7,939,390	40,321	—	6,527,721	61,582	4,827

Commercial business	593,375	1,132	—	642,990	24,732	—

Consumer:
Home equity	57,724	—	—	23,851	—	—
Automobile and other	3,032	—	—	2,368	—	—
	60,756	—	—	26,219	—	—
Subtotal	8,593,521	41,453	—	7,196,930	86,314	4,827
Total	$14,200,158	$61,334	$—	$19,052,361	$425,459	$16,027

Troubled Debt Restructurings:

The Company has allocated $584,810 of specific reserves on $8,934,496 of loans to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2012.  The Company had $1,275,718 of allocations of specific reserves on $9,349,510 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2011.  The Company has no commitments to lend additional amounts as of December 31, 2012 and 2011 to customers with outstanding loans that are classified as troubled debt restructurings.

During the years ending December 31, 2012 and 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; payment and maturity changes not available in the market; forbearance agreements; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan were for periods ranging from 6 months to one year.

The following tables present loans, by class, modified as troubled debt restructurings that occurred during the years ended December 31, 2012 and 2011:

Year ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	4	$447,799	$444,508
Multi-family	1	449,055	215,963
Commercial	3	2,978,384	2,702,490
Construction and land	2	1,609,566	1,094,688

Total	10	$5,484,804	$4,457,649

The troubled debt restructurings described above resulted in a net decrease in the allowance for loan losses of $26,610 and charge offs of $312,682 during the year ended December 31, 2012.

Year ended December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$1,025,174	$1,025,174
Multi-family	2	5,894,771	5,894,771
Commercial	1	657,933	657,933
Construction and land	2	3,413,137	2,232,002
	7	10,991,015	9,809,880

Commercial Business	1	55,998	55,998

Consumer:
Home equity	2	338,737	338,737

Total	10	$11,385,750	$10,204,615

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $1,275,718 and charge offs of $1,181,135 during the year ended December 31, 2011.

The following table presents the troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2012.  There were no troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2011.

Year ended December 31, 2012

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$303,503

Total	1	$303,503

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $14,407 but resulted in no charge offs during the year ending December 31, 2012.

A loan is considered to be in payment default once it is 60 days contractually past due under the modified terms.